Income Taxes - Summary of Tax Credit Carryforwards (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Income Taxes Disclosure [Line Items]
Net operating loss carryover	$ 459.3	$ 452.4
Tax credit carryover	121.2	100.5
Capital loss carryover	123.7	$ 7.4
Net operating loss carryover valuation allowance	391.0
Tax credit carryover valuation allowance	47.8
Capital loss carryover valuation allowance	123.7
1-5 Years [Member]
Income Taxes Disclosure [Line Items]
Net operating loss carryover	24.2
Tax credit carryover	29.0
Capital loss carryover	115.3
6-10 Years [Member]
Income Taxes Disclosure [Line Items]
Net operating loss carryover	231.9
Tax credit carryover	78.8
11+ Years [Member]
Income Taxes Disclosure [Line Items]
Net operating loss carryover	39.5
Tax credit carryover	12.2
Capital loss carryover	0.6
Indefinite [Member]
Income Taxes Disclosure [Line Items]
Net operating loss carryover	163.7
Tax credit carryover	1.2
Capital loss carryover	$ 7.8